UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Spokane, Washington            August 5, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      87

Form 13F Information Table Value Total:      $148,416,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------

ABERDEEN ASIA-PACIFIC PRIME INCME   COM        003009107      466   83450  SH          SOLE
ADAMS EXPRESS COMPANY               COM        006212104      850  101150  SH          SOLE
ALCOA INC                           COM        013817101      452   43800  SH          SOLE
AMGEN INC                           COM        031162100    13715  259076  SH          SOLE
ANNALY CAPITAL MANAGEMENT INC       COM        035710409      515   34000  SH          SOLE
ANNUITY & LIFE RE HOLDINGS LTD      COM        G03910109     2244 5342788  SH          SOLE
ARCH COAL INC                       COM         39380100      922   60000  SH          SOLE
BARCLAYS AGRICULTURE LIVESTOCK ETF  COM        06739h743     3609  124978  SH          SOLE
BARCLAYS IPATH SP 500 VIX           COM        06740c527     2737   40185  SH          SOLE
BARRICK GOLD CORP                   COM        067901108     4190  124900  SH          SOLE
BLACKROCK STRATGC DIV ACHVRS TR     COM        09249Y107     1655  223100  SH          SOLE
CALAMOS STRATEGIC TOTAL RETURN      SHS BEN INT128125101      609   80312  SH          SOLE
Call UNITED STATES O Jan11 25.00    CALL       91232N908      453     300  SH          SOLE
Call UNITED STATES O Jan11 30.00    CALL       91232N908      339     300  SH          SOLE
CHEVRON CORP                        COM        166764100      325    4900  SH          SOLE
CHINAEDU CORP-ADR                   SPONS ADR  16945L107      691   92322  SH          SOLE
CLOUGH GLOBAL OPPORTUNITIES         SHS BEN INT18914E106      543   50391  SH          SOLE
COMCAST CORP NEW CL A SPL           COM        20030n200     3236  229500  SH          SOLE
CONOCOPHILLIPS                      COM        20825C104     5315  126370  SH          SOLE
COSTCO WHOLESALE CORP               COM        22160K105     3030   66190  SH          SOLE
CYPRESS SHARPRIDGE INVESTMEN        COM        23281A307      464   39000  SH          SOLE
DETREX CORP                         COM        250685104     1569  647949  SH          SOLE
DRYSHIPS INC                        COM        Y2109Q101      210   36400  SH          SOLE
DWS DREMAN VALUE INCOME EDGE        COM        23339M105     3398  772310  SH          SOLE
DYNEGY INC-CL A                     COM        26817G102       52   22700  SH          SOLE
EMERITUS CORP                       COM        291005106      422   31938  SH          SOLE
EQUITY RESIDENT PPTYS SH BEN INT    COM        29475L107      734   33000  SH          SOLE
FIDELITY NATIONAL FINL-A            COM        31620R105      474   35000  SH          SOLE
FINANCIAL SELECT SECTOR SPDR        COM        81369Y605      287   24000  SH          SOLE
GABELLI DIVIDEND & INCOME TRUST     COM        36242H104     4356  432100  SH          SOLE
GABELLI GLOBAL DEAL FUND            COM        36245G103     2994  220304  SH          SOLE
GASTAR EXPLORATION LTD              COM        367299104      600 1500000  SH          SOLE
GENERAL ELECTRIC CO                 COM        369604103     3147  268487  SH          SOLE
H & H HEALTHCARE FD                 SHS BEN INT404052102     1220  113494  SH          SOLE
HRPT PROPERTIES TR 6.50% SER D      PFD CONV D 40426W507     6969  541922  SH          SOLE
HUGOTON ROYALTY TRUST               UNIT BEN IN444717102      168   11595  SH          SOLE
INTEL CORP                          COM        458140100      248   15000  SH          SOLE
ISHARES BARCLAYS TIPS BOND          COM        464287176      711    7000  SH          SOLE
ISHARES FTSE/XINHUA CHINA 25        COM        464287184      403   10500  SH          SOLE
ISHARES SILVER TR ISHARES           COM        46428Q109      476   35600  SH          SOLE
ISILON SYS INC COM                  COM        46432l104     1307  308342  SH          SOLE
JOHN HANCOCK PATRIOT PREM DIV II    SHS BEN INT41013T105      230   28984  SH          SOLE
KANSAS CITY SOUTHERN                COM        485170302     1008   62600  SH          SOLE
LIBERTY ALL STAR EQUITY FUND        SHS BEN INT530158104     2248  649708  SH          SOLE
MARKET VECTORS COAL ETF             COM        57060U837      231   10000  SH          SOLE
MARKET VECTORS GOLD MINERS          COM        57060U100     1748   46229  SH          SOLE
MICROSOFT CORP                      COM        594918104    22932  964751  SH          SOLE
MONSANTO CO                         COM        61166W101     5813   78200  SH          SOLE
NEWMONT MINING CORP                 COM        651639106     1157   28300  SH          SOLE
NRG ENERGY INC                      COM        629377508     1610   62000  SH          SOLE
OLD MUTUAL CLAYMORE LONG-SRT        COM        68003N103      296   38615  SH          SOLE
PACCAR INC COM                      COM        693718108     1697   52325  SH          SOLE
PENGROWTH ENERGY TRUST              TR UNIT NEW706902509     1848  233930  SH          SOLE
PENN WEST ENERGY TR UNIT            COM        707885109     1648  129450  SH          SOLE
PETROLEUM & RESOURCE CORP           COM        716549100     1032   50471  SH          SOLE
PIMCO FLOATING RATE STRATEGY        COM        72201J104      447   59650  SH          SOLE
PLAINS EXPLORATION & PRODUCT        COM        726505100     1587   58000  SH          SOLE
POWERSHARES DB AGRICULTURE F        COM        73936B408      255   10000  SH          SOLE
PROSHARES ULTRA SHORT 100 FUND      COM        74347r875      757   23657  SH          SOLE
PROSHARES ULTRA SHORT 500 FUND      COM        74347r883     2879   52038  SH          SOLE
PROSHARES ULTRASHORT 20 YR US TR    COM        74347R297      224    4400  SH          SOLE
PUTNAM HIGH INCOME BOND FD          SHS BEN INT746779107      214   34581  SH          SOLE
PUTNAM MANAGED MUNI INCOME TR       COM        746823103      450   77207  SH          SOLE
PUTNAM MASTR INTR INCM SH BEN INT   SHS BEN INT746909100      237   46920  SH          SOLE
PUTNAM PREMIER INCOME TRUST         SHS BEN INT746853100      303   60821  SH          SOLE
RED LION HOTELS CORP                COM        756764106      289   60122  SH          SOLE
RED ROBIN GOURMET BURGERS           COM        75689M101      209   11150  SH          SOLE
RMR ASIA PACIFIC REAL ESTATE        COM        76970B101      492   30992  SH          SOLE
SARA LEE CORP                       COM        803111103      251   25700  SH          SOLE
SOUTHERN UNION CO                   COM        844030106      224   12200  SH          SOLE
SOUTHWEST AIRLS CO                  COM        844741108      665   98800  SH          SOLE
SPDR GOLD TRUST                     COM        78463V107     4331   47500  SH          SOLE
TAKE-TWO INTERACTIVE SOFTWRE        COM        874054109      379   40000  SH          SOLE
TCW STRATEGIC INCOME FD             COM        872340104      309   85395  SH          SOLE
TELECOMMUNICATIONS SYS INC          COM        87929j103       85   12000  SH          SOLE
TIME WARNER INC NEW                 COM        887317303      890   35346  SH          SOLE
UNITED STATES STEEL CORP            COM        912909108      218    6100  SH          SOLE
US BANCORP                          COM        902973304     1161   64768  SH          SOLE
US NATURAL GAS FUND                 UNIT       912318102     4923  354971  SH          SOLE
U-STORE-IT TRUST                    COM        91274F104       92   18794  SH          SOLE
VAN KAMPEN DYNAMIC CREDIT OPPTYS    COM        921166104      153   16500  SH          SOLE
VAN KAMPEN SENIOR INCOME TRUST      COM        920961109      134   41995  SH          SOLE
VERAMARK TECHNOLOGIES INC           COM        923351100      598 1540290  SH          SOLE
WEYERHAEUSER CO COM                 COM        962166104     1085   35650  SH          SOLE
YAHOO! INC                          COM        984332106      313   20000  SH          SOLE
ZWEIG FUND                          COM        989834106     4304 1515592  SH          SOLE
ZWEIG TOTAL RETURN FUND             COM        989837109      352  104820  SH          SOLE

